CONTRACT COSTS, NET	12 Months Ended
Jun. 30, 2023
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 7. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Party	RMB	RMB	US Dollars
Contract costs	¥37,922,302	¥52,158,840	$7,193,033
Allowance for credit losses	(4,063,482)	(2,586,155)	(356,647)
Total contract costs, net	¥33,858,820	¥49,572,685	$6,836,386

As of June 30, 2023, total contracts costs, net amounted to ¥49,572,685 ($6,836,386), of which 23.2%, or ¥11.5 million ($1.6 million) have been subsequently realized as of the date of the report, and the remaining balance is expected to be utilized by June 2024.

Provision for credit losses of contract was ¥4,647,802 for the year ended June 30, 2021. Net recovery of provision for credit losses of contract cost was ¥552,008 and ¥1,720,095 ($237,212) for the years ended June 30, 2022 and 2023, respectively. As the progress of these contracts was delayed by the COVID-19 pandemic previously, the Company records allowance for credit losses of contract cost according to its general accounting policy. Since the pandemic is relatively under control now, most of our projects has resumed their progress and the contract costs were realized, hence, resulted in a decrease in allowance for credit losses of contract cost. The Company will continue making great efforts to prevent any unrealizable of contract costs from third parties.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Beginning balance	¥4,548,910	¥4,063,482	$560,380
Reversal of allowance	(552,008)	(1,720,095)	(237,212)
Charge to cost of sales	66,580	242,768	33,479
Ending balance	¥4,063,482	¥2,586,155	$356,647